Summary of Significant Accounting Policies - Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Loss from disposal of furniture, fixture and equipment	¥ (22)	$ (3)	¥ (81)	¥ (1,453)
Real estate property.
Property, Plant and Equipment [Line Items]
Estimated useful lives	14 years	14 years
Technology Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Technology Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	6 years	6 years
Furniture, fixture and other equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Furniture, fixture and other equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Motor Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years